Compensation of directors, executive officers and other key management personnel (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current executive directors
Compensation
Compensation and benefits	$ 30	$ 23	$ 21
Executive officers
Compensation
Compensation and benefits	453	431	456
Post-employment benefits	537	522	$ 472
Loans receivable	$ 183	$ 124